Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Summary of income tax expenses
2022 2021
$ $
Current tax
Current year 118,378 (155,714)
Deferred tax
Origination and reversal of temporary differences (6,219,309) (5,095,595)
Change in unrecognized deductible temporary differences 6,176,915 4,511,349
(42,394) (584,246)
Income tax expense (recovery) 75,984 (739,960)

Summary of reconciliation of effective tax rate
2022 2021
$ $
Loss before income taxes (32,091,043) (39,171,899)
Income tax rates 26.5% 26.5%
Income tax recovery at the combined basic Federal and

Provincial tax rates
(8,504,126) (10,380,553)
Permanent differences 2,165,385 5,079,805
Tax

rate changes
(826) 8,334
Prior year adjustment 115,118 60,533
Change in unrecognized deductible temporary differences 6,176,915 4,511,349
Other 123,518 (19,428)
Income tax expense (recovery)

75,984 (739,960)

Summary of recognized deferred tax assets and liabilities
Recognized
Recognized

Recognized

January 1,
on business

in profit or December January
in profit or

December
2021 combination

loss

31, 2021
1, 2022 loss

31, 2022
$ $ $ $ $ $ $
Non-capital
losses carried
forward 4,982,328 642,149 (3,919,404) 1,705,073 1,705,073 (932,730) 772,343
Strategic
investments (4,919,499) — 4,262,992 (656,507) (656,507) 656,507 —
Investment tax
credits (273,854) — 273,854 — — — —
Royalties
receivable (280,900) — (52,643) (333,543) (333,543) (39,520) (373,063)
Property and
equipment (25,273) (2,840) (119,014) (147,127) (147,127) (8,706) (155,833)
Intangibles — (559,949) 91,782 (468,167) (468,167) 224,720 (243,447)
Deferred income — — (21,000) (21,000) (21,000) 21,000 —
Right-of-use
assets net of
liabilities (188,802) — 67,679 (121,123) (121,123) 121,123 —
(706,000) 79,360 584,246 (42,394) (42,394) 42,394 —

Summary of temporary differences and unused tax losses and tax credits
Assets Liabilities Net
2022 2021 2022 2021 2022 2021
$ $ $ $ $ $
Non-capital losses
carried forward 772,343 1,705,073 — — 772,343 1,705,073
Strategic investments — — — (656,507) — (656,507)
Royalties receivable — — (373,063) (333,543) (373,063) (333,543)
Property and equipment — — (155,833) (147,127) (155,833) (147,127)
Intangibles — — (243,447) (468,167) (243,447) (468,167)
Deferred income — — — (21,000) — (21,000)
Right-of-use assets net of liabilities — — — (121,123) — (121,123)
Tax

assets (liabilities)
772,343 1,705,073 (772,343) (1,747,467) — (42,394)
Set off of tax (772,343) (1,705,073) 772,343 1,705,073 — —
Net tax assets (liabilities) — — — (42,394) — (42,394)

Summary of amounts and expiry dates of tax attributed and temporary difference for which no deferred tax assets was recognized
December 31, 2022 December 31, 2021
Federal Provincial Federal Provincial
$ $ $ $
Research and development expenses,

without time limitation: 11,917,963 12,150,617 11,399,104 11,023,013
Federal research and development
investment tax credits:
2029 299,881 — 299,881 —
2030 89,879 — 89,879 —
2031 223,759 — 223,759 —
2032 186,031 — 186,031 —
2033 105,216 — 105,216 —
2034 212,609 — 212,609 —
2035 488,555 — 488,555 —
2036 359,594 — 359,594 —
2037 253,885 — 253,885 —
2038 186,015 — 186,015 —
2039 340,728 — 465,535 —
2040 101,562 — 101,562 —
2041 167,461 — 359,115 —
2042 256,417 — — —
3,271,592 — 3,331,636 —

Summary of tax losses carried forward
December 31, 2022 December 31, 2021
Federal Provincial Italy Federal Provincial Italy
$ $ $ $ $ $
Tax

losses carried
forward:
2032 2,866,759 2,866,759 — 628,948 — —
2033 2,047,643 2,047,643 — 2,047,643 1,490,639 —
2034 589,007 589,007 — 589,007 589,007 —
2035 703,664 416,827 — 703,664 416,827 —
2036 3,579,827 3,440,527 — 3,579,827 3,440,527 —
2037 1,577,876 1,568,739 — 1,577,876 1,568,739 —
2038 5,716,536 5,650,620 — 5,716,536 5,650,620 —
2039 4,772,060 4,079,919 — 4,163,315 4,079,919 —
2040 533,485 533,485 — — — —
2041 3,818,898 3,773,941 — 2,710,255 2,659,255 —
2042 16,135,868 16,140,505 — — — —
Indefinite — — 908,073 — — 815,620
42,341,623 41,107,972 908,073 21,717,071 19,895,533 815,620

Summary of other deductible temporary differences, without time limitation
December 31, 2022 December 31, 2021
Federal Provincial Federal Provincial
$ $ $ $
Other deductible temporary differences,

Without time limitation:
Right-of-use assets net of liabilities 687,896 687,896 — —
Strategic investments 3,068,378 3,068,378 — —
Financing costs 677,789 677,789 1,100,504 1,100,504
Intangible assets 3,460,822 3,194,890 3,712,181 3,431,133
Capital losses — — 464,768 464,768
7,894,885 7,628,953 5,277,453 4,996,405